Capital Stock	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025
Capital Stock [Abstract]
Capital Stock

Note 12. Capital Stock

Authorized Capital Stock

On August 6, 2025, stockholders approved, and on August 7, 2025, the Company filed with the Secretary of State of the State of Delaware, the Sixth Amended and Restated Certificate of Incorporation (the “Certificate”). Pursuant to the Certificate, the Company reclassified and converted each share of its previously outstanding capital stock into shares of Class A common stock, effective immediately upon the acceptance of the Certificate for filing by the Secretary of State of Delaware.

As a result of the reclassification and conversion, all outstanding shares of the Company’s capital stock, including all series of preferred stock and any previously outstanding common stock, were automatically reclassified and converted on a one-for-one basis into shares of Class A common stock. Following the effectiveness of the Certificate, only Class A common stock, Class B common stock, and undesignated and unissued Preferred Stock are authorized.

As of December 31, 2025, the Company is authorized to issue 300,000,000 shares of Class A common stock, 50,000,000 shares of Class B common stock, and 50,000,000 shares of Preferred Stock.

Capital Stock Rights

Holders of Class A common stock, Class B common stock, and future holders of Preferred Stock are entitled to dividends, voting rights, liquidation preferences, conversion rights, and anti-dilution protections as described in the Company’s Sixth Amended and Restated Certificate of Incorporation.

Common Stock

Voting Rights

Holders of Class A common stock and Class B common stock generally vote together as a single class on all matters submitted to a vote of stockholders, except as otherwise required by Delaware law or the Company’s Certificate of Incorporation. Each share of Class A common stock is entitled to one vote per share. Each share of Class B common stock is entitled to twenty votes per share. The holders of Class B common stock will have the ability to control the outcome of matters submitted to stockholders for approval, including the election of directors and the approval of any change in control transaction, for so long as they hold a majority of the voting power of the outstanding capital stock.

Under the Company’s Certificate of Incorporation, the number of authorized shares of either class of common stock may be increased or decreased (but not below the number of shares then outstanding) by the affirmative vote of the holders of a majority in voting power of the outstanding shares of capital stock entitled to vote, without a separate class vote, except as otherwise required by law or the Certificate of Incorporation.

Dividend Rights

Subject to preferences that may apply to any shares of preferred stock outstanding at the time, holders of Class A common stock and Class B common stock are entitled to receive dividends and other distributions as may be declared from time to time by the board of directors out of funds legally available therefor. Dividends and distributions must be paid equally, identically, and ratably on a per-share basis to holders of Class A common stock and Class B common stock, unless different treatment is approved by a majority of each class, voting separately as a class. In the event a dividend is paid in the form of shares of common stock, holders of Class A common stock will receive Class A common stock and holders of Class B common stock will receive Class B common stock.

Subdivisions and Combinations

If the Company subdivides or combines the outstanding shares of either class of common stock, the outstanding shares of the other class will be subdivided or combined in the same proportion and manner, unless different treatment is approved by a majority of each class, voting separately as a class.

Conversion Rights

Each share of Class B common stock is convertible at any time at the option of the holder into one (1) share of Class A common stock. Shares of Class B common stock will automatically convert into an equal number of shares of Class A common stock upon (i) any transfer of such shares, except for certain permitted transfers to affiliates or family members as described in the Certificate, or (ii) the date specified by written notice and certification request from the Company if the holder fails to provide satisfactory certification of continued ownership, subject to certain exceptions. In addition, all outstanding shares of Class B common stock will automatically convert into Class A common stock upon the affirmative vote of the holders of at least two-thirds of the outstanding shares of Class B common stock, voting as a single class. Once converted, shares of Class B common stock may not be reissued.

Other Rights

Holders of Class A common stock and Class B common stock have no preemptive or subscription rights, and there are no redemption or sinking fund provisions applicable to either class. Upon liquidation, dissolution, or winding up of the Company, holders of Class A common stock and Class B common stock are entitled to share ratably in all assets remaining after payment of liabilities and any preferential rights of any outstanding preferred stock.

Outstanding Stock and Equity Transactions

As mentioned in Note 8, from April to June 2025, the Company issued 74,430 shares of Series B preferred stock and 74,430 warrants to accredited investors under Regulation D (“Accredited Investors”) in exchange for $462,975 of extinguished principal and accrued interest on the 2024 Notes as part of the 2025 Subscription Agreement. Also from April to July 2025, the Company issued 23,060 shares of Series B preferred stock to Accredited Investors in exchange for cash investments totaling $112,990.

From April to August 2025, the Company issued 367,434 shares of Series B preferred stock to investors participating in a StartEngine investment campaign under Regulation CF, in exchange for cash investments totaling $1,832,362 ($1,939,004 net of issuer fees of $106,642).

Effective June 2025, the Company reserved 500,000 shares of Series B preferred stock and 500,000 shares of Common Stock for any future 2024 Note extinguishments and Series B preferred stock and Common Stock warrant issuances under the 2025 Subscription Agreements (see Note 8).

On August 6, 2025, the Company adopted the 2025 Omnibus Incentive Plan. The 2025 Omnibus Plan initially reserves 4,000,000 shares of the Company’s common stock for issuance, subject to adjustment for stock splits, recapitalizations and similar events. Beginning January 1, 2026 and on the first trading day of each calendar year thereafter, the share reserve will automatically increase by a number of shares equal to three (3) percent of the total outstanding shares of our common stock on the last day of the immediately preceding calendar year, unless the board of directors determines prior to the date of increase that no such increase (or a lesser increase) will occur.

On August 8, 2025, the Company entered into an exchange agreement with Jan Goetgeluk, the Company’s Chief Executive Officer (“CEO”), Chairman and founder. Pursuant to the agreement, Mr. Goetgeluk exchanged 5,500,000 shares of his Class A common stock of the Company for 5,500,000 shares of Class B common stock (with 20-to-1 voting rights) on a one-for-one basis. During November 2025, the CEO transferred 1,000,000 shares of Class B common stock, which automatically converted into 1,000,000 shares of Class A common stock upon the transfer, to a family member, bringing the CEO’s total shares held to 4,500,000 shares. This transaction resulted in no impact to the Company’s consolidated financial statements and did not change the number of shares outstanding.

On September 1, 2025, the Company issued 115,169 shares of Class A common stock totaling $194,635 to Maxim Partners LLC as part of their compensation as an advisor to the Company.

On November 6, 2025, the Company issued 22,857 shares of Class A common stock totaling $37,942 to MZHCI, LLC, as part of their compensation as investor relations consultants.

During the nine months ended December 31, 2025, the Company incurred direct costs related to its upcoming exchange listing totaling $381,173. These costs primarily consisted of exchange listing and placement agent fees and were directly attributable to the listing. In accordance with ASC 505-10, these costs were recorded as a deferred asset until the listing is complete.

During the nine months ended December 31, 2025, the Company issued store credits totaling $214,906 (subsequently converted to gift cards) to certain investors as an incentive for purchasing shares (see Note 2). In accordance with ASC 505-10, the issuance of store credit is treated as non-cash consideration provided as part of the equity transaction and is recorded as a reduction to equity.

Warrants

Warrants are issued in connection with debt (see Note 8) and equity from time to time at the Company’s discretion.

During the nine months ended December 31, 2025, 303,509 warrants were exercised for 303,509 shares of Class A common stock at an exercise price of $.01 per share, and 21,440 warrants expired.

During the nine months ended December 31, 2025, the Company issued 74,430 warrants with a seven-year term in connection with the extinguishment of debt (see Note 8). The warrants had a fair value of $122,864, determined using a Black-Scholes model with the following assumptions: stock price of $1.65, exercise price of $0.01, volatility rate of 80%, risk-free rate of 3.71%, and an expected maturity of 3.5 years.

The Company also issued 685,714 warrants with a term of six months from listing date in connection with the secured convertible promissory notes to Streeterville Capital, LLC (see Note 8). The warrants had a combined fair value of $2,145,601, determined by allocating the proceeds of the note based on the relative fair values of the convertible note and the warrants, in accordance with ASC 470-20.

The following is a roll forward of warrants for the nine months ended December 31, 2025:

	Shares	Price
Beginning balance	429,230	$1.260
Issued	760,144	8.395
Exercised	(303,509)	(0.010)
Expired	(21,440)	(2.332)
Ending balance	864,425	$7.462

Warrants are recorded in equity at fair value at the date of issuance.

Note 12. Capital Stock

Effective February 8, 2023, under the Fifth Amended and Restated Certificate of Incorporation of the Corporation, the number of shares of Common Stock authorized increased from 30,000,000 shares to 37,000,000 shares, and the Company also increased its authorized Preferred Stock to 29,300,000 shares. The Preferred Stock is designated as 4,000,000 shares of Series Seed Preferred Stock, 4,300,000 shares of Series 2 Seed Preferred Stock, 7,000,000 shares of Series A-1 Preferred Stock, 7,000,000 shares of Series A-2 Preferred Stock, and 7,000,000 shares of Series B Preferred Stock.

Dividend Rights

Holders of Preferred Stock are entitled to receive dividends, as may be declared from time to time by the Board of Directors out of legally available funds. Those dividends are paid ratably to the holders of Common Stock and Preferred Stock based on the number of shares of Common Stock which would be held by each stockholder if all of the Preferred Stock was converted to Common Stock under the terms of the Company’s Fifth Amended and Certificate of Incorporation. The Company has never declared or paid cash dividends on any of its capital stock and currently does not anticipate paying any cash dividends after this offering or in the foreseeable future.

Voting Rights

Each holder of Preferred Stock is entitled to one vote for each share of Common Stock which would be held by each stockholder if all of the Preferred Stock was converted into Common Stock. Fractional votes are not permitted and if the conversion results in a fractional share, it will be rounded to the closest whole number. Holders of Preferred Stock are entitled to vote on all matters submitted to a vote of the stockholders, including the election of directors, as a single class with the holders of Common Stock. Specific matters submitted to a vote of the stockholders require the approval of a majority of the holders of Preferred Stock voting as a separate class.

The Fifth Amended and Restated Certificate of Incorporation includes protective provisions that prohibit the Company from taking certain actions without the approval of a majority of the outstanding shares of Preferred Stock, voting as a single class on an as-converted basis. These include: (i) amending the Certificate of Incorporation or Bylaws in a way that adversely affects the Preferred Stock, (ii) authorizing or issuing equity securities with rights senior to or on par with the Preferred Stock, (iii) redeeming or repurchasing shares outside of specific permitted cases, (iv) declaring dividends on Common Stock, and (v) entering into a liquidation, merger, or similar transaction (Deemed Liquidation Event).

Right to Receive Liquidation Distributions

In the event of the Company’s liquidation, dissolution, or winding up, holders of its Preferred Stock are entitled to a liquidation preference superior to the Common Stock. Holders of Preferred Stock will receive an amount for each share equal to the original price paid for the shares plus any declared but unpaid dividends thereon. If, upon such liquidation, dissolution or winding up, the assets and funds that are distributable to the holders of Preferred Stock are insufficient to permit the payment to such holders of the full amount of their respective liquidation preference, then all of such assets and funds will be distributed ratably among the holders of the Preferred Stock in proportion to the full preferential amounts to which they would otherwise be entitled to receive. Certain change-in-control transactions, including mergers or asset sales, may also constitute “Deemed Liquidation Events” under the Certificate of Incorporation. In such cases, holders of Preferred Stock are entitled to the same liquidation preference as in a traditional dissolution, unless waived by a majority of the affected series. Upon a Deemed Liquidation Event, all equity holders (Preferred and Common) participate in the distribution of proceeds in accordance with their priority rights. While Preferred Stockholders are entitled to receive their liquidation preference before any distribution to Common Stockholders, there is no contractual right requiring Preferred holders to receive cash or a different form of consideration than Common. All shareholders receive the same form of consideration in such events, and there are no side agreements providing otherwise.

The Preferred Stock has liquidation preferences of $0.80 per share, $1.05 per share, $2.332 per share, $2.996 per share, and $6.22 per share for the Series Seed Preferred Stock, Series 2 Seed Preferred Stock, Series A-1 Preferred Stock, Series A-2 Preferred Stock, and Series B Preferred Stock, respectively. The total liquidation preference on all Preferred Stock as of March 31, 2025 and 2024, was $55,536,941 and $46,445,304, respectively.

Terms of Conversion

The Preferred Stock is convertible into the Common Stock of the Company as provided by Section 4.3 of the Fifth Amended and Restated Certificate of Incorporation. Each share of Preferred Stock is convertible at the option of the holder of the share at any time after issuance and prior to the closing of any transaction that constitutes liquidation event of the Company. The conversion price of the Preferred Stock is equal to the issue price subject to adjustment as discussed under Anti-Dilution Rights below.

Additionally, each share of the Preferred Stock will automatically convert into the Common Stock of the Company immediately prior to the closing of a firm commitment underwritten public offering, registered under the Securities Act of 1933, in which the aggregate gross proceeds raised are at least $40 million. The shares will convert in the same manner as the voluntary conversion.

Anti-Dilution Rights

Holders of Preferred Stock will receive certain antidilution protective provisions that will be applied to adjust the number of shares of Common Stock issuable upon conversion of the shares of the respective series of Preferred Stock.

If equity securities are subsequently issued by the Company at a price per share less than the conversion price of the Preferred Stock then in effect, the conversion price of the Preferred Stock will be adjusted using a broad-based, weighted-average adjustment formula as provided in the Fifth Amended and Restated Certificate of Incorporation. These protections apply to all series of Preferred Stock and are intended to preserve proportional ownership in the event of dilutive issuances.

SAFE Notes

On January 20, 2023, the Company’s board of directors (“Board” or “Board of Directors”) approved the issuance of simple agreements for future equity (“SAFE Notes”). Portions of the capital raised from the sale of SAFE Notes were exempt from the registration requirements of the Securities Act of 1933, as amended (“Securities Act”) under Regulation CF and Rule 506(c) of Regulation D of the Securities and Exchange Commission.

The SAFE Notes entitle holders to convert their investment amounts into shares of the Company’s Series B preferred stock (see Note 12) upon a qualified equity financing event, generally defined as an issuance of Series B preferred stock for gross proceeds of at least $5,000,000. The conversion price is determined by applying the lesser of (i) a 20% discount to the Series B preferred stock pricing in the triggering round or (ii) a $180,000,000 post-money valuation of the Company.

In a Liquidity Event or dissolution event (as defined in the SAFE Notes), holders are entitled to receive shares of Conversion Stock on an as-converted basis or treatment equal to common stock holders. No such events occurred prior to conversion. Upon maturity, any unconverted SAFE Notes convert automatically into Series B preferred stock at a conversion rate based on the post-money valuation and fully diluted capitalization at that time.

The SAFE Notes do not have voting rights or privileges prior to conversion. Upon conversion, holders receive all rights and privileges of the Series B preferred stock issued in the triggering financing.

The Company accounts for its SAFE Notes in accordance with ASC Topic 480, Distinguishing Liabilities from Equity, ASC Topic 815, Derivatives and Hedging, and ASC Topic 470, Debt. Based on management’s evaluation of the terms and conditions of the SAFE Notes, including the conversion features and settlement provisions, the Company determined that the SAFE Notes meet the criteria for equity classification under GAAP.

Specifically, the SAFE Notes are settled in a fixed number of shares upon a liquidity event or upon maturity, and do not include features that would require cash settlement or provide the holder with rights akin to those of a creditor. The conversion feature is indexed to the Company’s own stock and does not meet the definition of a derivative under ASC 815. As such, the SAFE Notes do not meet the criteria for liability classification under ASC 480 or derivative accounting under ASC 815.

Accordingly, the SAFE Notes are recorded as a component of permanent equity in the consolidated balance sheets.

During the years ended March 31, 2025 and 2024, the Company issued SAFE Notes for cash proceeds totaling $3,598,805 and $2,642,182, respectively.

Outstanding Stock

At March 31, 2025 and 2024, total outstanding Common Stock was 8,259,644 and 8,250,000, respectively. At both March 31, 2025 and 2024, total outstanding Series Seed Preferred Stock was 3,750,000; total outstanding Series 2 Seed Preferred Stock was 3,601,709; total outstanding Series A-1 Preferred Stock was 4,646,982; total outstanding Series A-2 Preferred Stock was 6,932,575; and total outstanding Series B Preferred Stock was 2,756,976.

On November 29, 2023, the Company awarded 2,750,000 shares of Common Stock to an advisor. In April 2024, the Company repurchased these shares at par value in the amount of $2,750 in accordance with the award agreement and recorded them as Treasury Stock. On April 5, 2024, the Company reissued the 2,750,000 shares from Treasury Stock to a different advisor and Board member. See Note 13 for additional discussion of the related stock compensation expense.

At March 31, 2024, SAFE Notes totaling $3,348,356 were converted to 672,887 shares of Series B preferred stock. All converted within the original terms so no gain or loss noted on the conversions. Additionally, the Company issued 622,411 shares of Series B preferred stock for an investment of $3,871,396, net of issuance costs of $311,661. At March 31, 2024, total outstanding Series B Preferred Stock was 1,295,298.

In April 2024, SAFE Notes totaling $995,518 were converted to 199,758 shares of Series B preferred stock. All converted within the original terms so no gain or loss noted on the conversions. Also in April 2024, the Company issued additional SAFE Notes in exchange for a cash investment totaling $3,598,805, which were converted to 723,228 shares of Series B preferred stock on April 30, 2024.

From September 2024 through March 2025, the Company issued 333,580 shares of Series B preferred stock to accredited investors under Regulation D in exchange for cash investments totaling $1,934,496 and the tender of unsecured subordinated notes with a principal and accrued interest amount totaling $124,492. The Company also issued warrants to purchase 238,723 shares of Common Stock of the Company. The warrants expire on December 31, 2031.

From December 2024 through March 2025, the Company issued 205,112 shares of Series B preferred stock to investors participating in a StartEngine investment campaign under Regulation CF, in exchange for cash investments totaling $1,009,593 (net of investor fees). At March 31, 2025, total outstanding Series B Preferred Stock was 2,756,976.

A reconciliation of the beginning and ending balances of each class of the Company’s equity, including share issuances, repurchases, conversions, and warrant exercises, is presented in the consolidated statements of stockholders’ deficit.

As of March 31, 2025, the Company has reserved 24,551,226 shares of its authorized but unissued Common Stock for possible future issuance in connection with the following:

Shares
Long Term Incentive Plan	2,433,728
Conversion of Preferred Stock	21,688,267
Exercise of stock warrants	429,231

Warrants

Warrants are issued in connection with debt (see Note 8) and equity from time to time at the Company’s discretion.

As of March 31, 2024, the Company had warrants exercisable into 156,250 shares of Series Seed Preferred Stock, 150,085 shares of Series A-1 Preferred Stock, and 50,066 shares of Series A-2 Preferred Stock, for a total of 356,401 shares of Preferred Stock.

During the fiscal year ended March 31, 2025, 156,250 warrants for Series Seed Preferred Stock expired and 238,723 warrants for Common Stock were issued.

The fair value of the 238,723 Common Stock warrants associated with the Series B equity as of their issuance date was determined to be $394,132 using the Black-Scholes model with the following assumptions.

Stock Price	$1.66
Exercise Price	$.01
Dividend Yield	0.00%
Volatility	80.00%
Risk-free Rate	3.89 – 4.30%
Expected Years	3.5
Initial Terms	6 – 7 years

During the year ended March 31, 2025, Common Stock warrants were exercised for 9,644 shares of Common Stock.

As of March 31, 2025, the Company had warrants exercisable into 150,085 shares of Series A-1 Preferred Stock and 50,066 shares of Series A-2 Preferred Stock for a total of 200,151 shares of Preferred Stock, and 229,079 shares of Common Stock. The warrants are all exercisable as of both March 31, 2025 and 2024. The warrants have a weighted average exercise price of $1.26 per share, with a weighted average remaining term to expiration of 5.93 years (see Note 8 for more discussion on warrants).

The following is a rollforward of warrants for the years ended March 31, 2025 and 2024:

	2025		2024
	Shares	Price	Shares	Price
Beginning balance	356,401	$1.570	398,403	$1.810
Issued	238,723	0.010	—	—
Exercised	(9,644)	0.010	—	—
Expired	(156,250)	0.800	(42,002)	2.332
Ending balance	429,230	$1.260	356,401	$1.570

According to guidance of Topic 470-20, these warrants are recorded in equity as additional paid-in capital — preferred stock warrants or additional paid-in capital — common stock warrants, at fair value as of the date of issuance, and as a reduction of additional paid in capital — preferred stock or additional paid in capital — common stock for the related stock purchased.